Critical accounting estimates and judgements	10 Months Ended	12 Months Ended
	Jan. 31, 2024	Mar. 31, 2023
Critical accounting estimates and judgements
Critical accounting estimates and judgements

4.Critical accounting estimates and judgements

The preparation of financial statements in conformity with IFRS requires management to make certain estimates, judgments and assumptions concerning the future. Actual results may differ from these estimates. The Company’s management reviews these estimates, judgments, and assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted prospectively in the period in which the estimates are revised. The following are deemed to be critical accounting policies by as these require a high level of subjectivity and judgement and could have a material impact on PBM’s financial statements.

Going concern

These Financial Statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations.

Management routinely plans future activities including forecasting future cash flows and forming judgements collectively with directors of the Company.

Judgement is required in determining if the Company’s has sufficient cash reserves, together with all other available information, to continue as a going concern for a period of at least twelve months.

As at January 31, 2024 the Company has concluded that a material uncertainty exists that casts significant doubt about the Company’s ability to continue as a going concern.

Reverse takeover transaction

The Company treated the RTO Transaction as a capital transaction equivalent to the issue of shares of the Company in exchange for the net monetary assets of NCAC. The Company determined that the original shareholders of PGI became the controlling shareholders of the Company after the RTO Transaction, therefore the Company was the acquiror and NCAC was the acquiree.

The RTO Transaction did not constitute a business combination as defined under IFRS 3, Business Combinations, as NCAC is a non-operating entity that does not meet the definition of a business under IFRS 3. The excess of the consideration paid over the net liability acquired together with any transaction costs incurred for the Transaction is expensed as a listing expense in accordance with IFRS 2 Share-Based Payments. The fair value of the consideration paid was determined by the opening trading price ($3.55/share) of the Company’s common shares listed on the NASDAQ on January 26, 2024.

Convertible instruments

Convertible notes are compound financial instruments which have been designated as a FVTPL classification.

The identification of convertible debenture components is based on interpretations of the substance of the contractual arrangement and therefore requires judgment from management. The separation of the components affects the initial recognition of the convertible debenture at issuance and the subsequent remeasurement. As the the Company has designated the entire convertible financial instrument as FVTPL given the embedded derivate liability that was contained by the convertible financial instrument, the debentures have not been separated into debt and derivative components. The fair value of the instrument approximates the transaction price due to the short period outstanding.

Contingencies

From time to time, the Company is named as a party to claims or involved in proceedings, including legal, regulatory and tax related, in the ordinary course of its business. While the outcome of these matters may not be estimable at the reporting date, the Company makes provisions, where possible, for the estimated outcome of such claims or proceedings. Should a loss result from the resolution of any claims or proceedings that differs from these estimates, the difference will be accounted for as a charge to profit or loss in that period. The actual results may vary and may cause significant adjustments.

Deferred taxes

Significant estimates are required in determining the Company’s income tax provision. Some estimates are based on interpretations of existing tax laws or regulations. Various internal and external factors may have favourable or unfavourable effects on the Company’s future effective tax rate. These include, but are not limited to, changes in tax laws, regulations and/or rates, changing interpretations of existing tax laws or regulations, and results of tax audits by tax authorities.

Inputs when using Black-Scholes valuation model

The estimates used in determining the private warrant fair values, utilizes estimates made by management in determining the appropriate input variables in the Black-Scholes valuation model. Inputs subject to estimates include volatility, estimated lives and market rates.

Income taxes

Provisions for taxes are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these provisions at the end of the reporting period. However, it is possible that at some future date an additional liability could result from audits by taxing authorities. Where the final outcome of these tax-related matters is different from the amounts that were initially recorded, such differences will affect the tax provisions in the period in which such determination is made.

Government grants

Government grants are recognized when there is reasonable assurance that the Company will comply with the conditions attached to them and the government grants will be received. Grants are recognized as income when they are received. The Company has recognized the government grant received during the period as research and development grants as other income in the combined consolidated statements of loss and comprehensive loss.

4.Critical accounting estimates and judgements

The preparation of financial statements in conformity with IFRS requires management to make certain estimates, judgments and assumptions concerning the future. Actual results may differ from these estimates. The Company’s management reviews these estimates, judgments, and assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted prospectively in the period in which the estimates are revised. The following are deemed to be critical accounting policies by as these require a high level of subjectivity and judgement and could have a material impact on PBC’s financial statements.

Going concern

These Financial Statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations.

Management routinely plans future activities including forecasting future cash flows and forming judgements collectively with directors of the Company.

Judgement is required in determining if the Company’s has sufficient cash reserves, together with all other available information, to continue as a going concern for a period of at least twelve months.

As at March 31, 2023 the Company has concluded that a material uncertainty exists that casts significant doubt about the Company’s ability to continue as a going concern.

Contingencies

From time to time, the Company is named as a party to claims or involved in proceedings, including legal, regulatory and tax related, in the ordinary course of its business. While the outcome of these matters may not be estimable at the reporting date, the Company makes provisions, where possible, for the estimated outcome of such claims or proceedings. Should a loss result from the resolution of any claims or proceedings that differs from these estimates, the difference will be accounted for as a charge to profit or loss in that period. The actual results may vary and may cause significant adjustments.

Share based compensation

The allocation of the expenses associated with the options and warrants granted by Psyence Group to the Company is based on the proportion of services received from the employees and consultants who have been granted the options. However, determining the proportion of services received by the Company involves judgment. Additionally, estimating the fair value for share-based payment transactions requires judgement in determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This also requires estimation of the most appropriate inputs to the valuation model including the expected life of the share option or warrant, volatility, dividend yield and share price.